Net Income (Loss) per Common Share	12 Months Ended
Dec. 31, 2014
Earnings Per Share [Abstract]
Earnings Per Share [Text Block]
4. Net Income (Loss) per Common Share

The following outstanding securities at December, 31, 2014 and 2013 have been excluded from the computation of diluted weighted shares outstanding, as they would have been anti-dilutive:

	December 31,
	2014	2013
Options	14,000	16,000
Warrants	1,355,164	1,355,164
Total	1,369,164	1,371,164